Shareholders' equity - Weighted average assumptions for stock options granted (Details) - Weighted average	12 Months Ended
	Dec. 31, 2020 Y $ / shares	Dec. 31, 2020 Y $ / shares	Dec. 31, 2019 Y $ / shares	Dec. 31, 2019 Y $ / shares
Share-based payments
Weighted average fair value of stock options at grant date | (per share)	$ 5.68	$ 7.93	$ 3.57	$ 4.72
Weighted average share price | (per share)	7.06	9.85	4.38	5.79
Weighted average exercise price | (per share)	$ 7.06	$ 9.85	$ 4.38	$ 5.79
Risk-free interest rate	0.55%	0.55%	1.73%	1.73%
Expected volatility	104.00%	104.00%	100.00%	100.00%
Expected life in years	7	7	7	7
Expected dividend yield